Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY Y	Dec. 31, 2010 CNY	Dec. 31, 2011 Bank borrowings guaranteed by bank deposit USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by bank deposit CNY	Dec. 31, 2010 Bank borrowings guaranteed by bank deposit CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2010 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2010 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable USD ($)	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2011 Unsecured loans USD ($)	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2010 Unsecured loans CNY
Short-term bank borrowings
Total short-term bank borrowings	$ 1,306,833	8,225,076	5,857,878	$ 143,137	900,890	869,415	$ 508,082	3,197,817	1,647,241	$ 75,509	475,245	853,000	$ 2,062	12,978	$ 303,736	1,911,687	1,826,160
Current portion of long-term debt	$ 274,307	1,726,459	662,062
Weighted average interest rate (as a percent)	0.0623	0.0623	0.0485
Maximum maturity period (in years)	1	1